Interests in joint ventures - Summary of Financial Information Related to Interests in Joint Ventures (Detail) - Joint ventures [member] - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of joint ventures [line items]
Share of the joint ventures' profit for the year	€ 1,400	€ 5,294	€ 255
Aggregate carrying amount of the Group's investments in the joint ventures	€ 1,786	€ 4,964	€ 1,188